Income tax credit/(charge) - Additional information (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income tax credit/(charge)
Deferred tax assets or liabilities recognized	£ 0
Unused potential tax losses for which no deferred tax asset is recognized	£ 431,440	£ 934,012